The Eaton Vance Municipals Trust
For the National Municipals Portfolio

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Annual Shareholder Report
September 30, 1995


Investment Adviser of National Municipals Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

Transfer Agent
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

                        NATIONAL MUNICIPALS PORTFOLIO
                           PORTFOLIO OF INVESTMENTS
                              SEPTEMBER 30, 1995

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                                   TAX-EXEMPT INVESTMENTS - 100%
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RATINGS (UNAUDITED)
------------------
                       PRINCIPAL
            STANDARD   AMOUNT
MOODY'S     & POOR'S   (000 OMITTED)      SECURITY                                VALUE
--------------------------------------------------------------------------------------------------------
                                        UTILITY REVENUE BONDS  - 4.0%
Baa2        BBB          $ 10,000       Brazos River Authority, Texas,
                                          PCR, Texas Utilities Electric
                                          Company, 9.25%, 3/1/18                $   11,183,800
Aa          AA             22,600       Lewis County, Washington, Cowlitz
                                          Falls Hydroelectric Project,
                                          5.5%, 10/1/22                             21,415,308
Aa          AA             10,000       Los Angeles, California,
                                          Department of Water & Power,
                                          5%, 10/15/33                               8,347,900
Aa          AA             29,700       Washington Public Power Supply
                                          System, Project 2, 4.8%, 7/1/04           28,487,052
Aaa         AAA            16,340       Washington Public Power Supply
                                          System, Project 2, 5%, 7/1/09             15,111,232
NR          NR              5,000       West Feliciana, Louisiana, PCR,
                                          Gulf States Utilities Company
                                          Project, (AMT), 9%, 5/1/15                 5,619,600
                                                                                --------------
                                                                                $   90,164,892
                                                                                --------------
                                        HEALTH CARE - 2.5%
NR          NR           $ 17,070       Bell County, Texas, Health
                                          Facilities, Care Institute Inc.,
                                          9%, 11/1/24                           $   18,102,223
NR          NR              5,000       Delaware County, Pennsylvania,
                                          Glen Riddle Project,
                                          8.625%, 9/1/25                             5,007,700
NR          NR              5,460       Hillsborough County, Florida, IDA,
                                          Center for Independent Living,
                                          Tampa Projects, 11%, 3/1/19<F4>            4,368,000
NR          NR              4,650       Hillsborough County, Florida, IDA,
                                          Center for Independent Living,
                                          Tampa Projects, 10.25%, 3/1/09<F4>         3,720,000
NR          NR             18,740       Illinois Development Finance
                                          Authority, Care Institute Inc.,
                                          7.8%, 6/1/25                              17,846,851
NR          NR              7,915       Roseville, Minnesota, Elder Care
                                          Facility, Care Institute Inc.,
                                          7.75%, 11/1/23                             7,960,828
                                                                                --------------
                                                                                $   57,005,602
                                                                                --------------
                                        HOSPITALS - 11.2%
NR          BBB          $  7,000       Arizona Health Facilities, Phoenix
                                          Memorial, 8.2%, 6/1/21                $    7,473,760
NR          NR              2,450       Berlin, Maryland, Atlantic
                                          General, 8.375%, 6/1/22                    2,590,703
Baa1        BBB+           12,700       Butler County, Pennsylvania,
                                          Butler Memorial, 8%, 7/1/16               13,372,719
Baa         NR             10,180       Chaves County, New Mexico, Eastern
                                          New Mexico Medical Center,
                                          7.25%, 12/1/22                            10,376,270
NR          BBB+            8,405       Christian County, Kentucky, Jennie
                                          Stuart Medical Center,
                                          7.625%, 4/1/10                             8,768,012
Baa         BBB            35,000       Colorado Health Facilities, Rocky
                                          Mountain Adventist Healthcare,
                                          6.625%, 2/1/22                            34,082,650
NR          BBB-            3,000       Colorado Health Facilities,
                                          National Jewish Center For
                                          Immunology and Respiratory
                                          Medicine, 6.875%, 2/15/12                  2,943,420
NR          BBB-            5,015       Colorado Health Facilities,
                                          National Jewish Center For
                                          Immunology and Respiratory
                                          Medicine, 7.1%, 2/15/22                    4,869,213
Baa1        NR              4,000       Crossville, Tennessee, HEFA,
                                          Cumberland Medical Center,
                                          6.75%, 11/1/12                             4,051,080
Baa1        BBB             6,000       District of Columbia, Washington
                                          Hospital Center Issue --
                                          Medlantic Healthcare Group,
                                          Inc., 7.125%, 8/15/19                      5,982,240
NR          A-              5,000       Dubuque, Iowa, Finley Hospital
                                          Project, 6.875%, 1/1/12                    5,234,550
NR          NR              1,325       Grant County, New Mexico, Gila
                                          Regional Medical Center,
                                          10%, 2/1/12                                1,404,897
NR          BBB-            5,720       Grove City Area Hospital
                                          Authority, Pennsylvania, United
                                          Community Hospital, 8.125%, 7/01/12        5,920,886
NR          BBB-            4,000       Hawaii Department of Budget and
                                          Finance, Special Purpose
                                          Mortgage Revenue, Wahiawa General
                                          Hospital, 7.5%, 7/1/12                     4,118,080
NR          NR              4,760       Health Services Authority of
                                          Hazleton, Luzerne County,
                                          Pennsylvania, Hazleton-Saint Joseph
                                          Medical Center, 8.375%, 7/1/12             4,921,078
NR          BBB+            4,650       Illinois, Chicago Osteopathic
                                          Health Systems, 7.125%, 5/15/11            4,795,778
NR          BBB+            4,500       Illinois, Chicago Osteopathic
                                          Health Systems, 7.25%, 5/15/22             4,615,245
Baa1        NR              1,000       Illinois HFA, Holy Cross Hospital,
                                          6.7%, 3/1/14                               1,000,660
Baa1        NR              2,650       Illinois HFA, Holy Cross Hospital,
                                          6.75%, 3/1/24                              2,623,341
Baa         NR              4,500       Indiana Health Facility Financing
                                          Authority, Memorial Hospital and
                                          Health Care Center, 7.4%, 3/1/22           4,618,440
Baa1        BBB+            3,750       Louisiana Public Facilities
                                          Authority, Woman's Hospital
                                          Foundation, 7.25%, 10/1/22                 3,824,325
Baa         BB+            10,000       Maricopa County, Arizona, Sun
                                          Health Corporation, 8.125%, 4/1/12        10,701,300
Baa         NR              2,000       Marshall County, Alabama,
                                          Guntersville-Arab Medical
                                          Center, 7%, 10/1/09                        2,048,160
Baa         NR              2,000       Marshall County, Alabama,
                                          Guntersville-Arab Medical
                                          Center, 7%, 10/1/13                        2,029,360
NR          BBB             6,000       Midland County Hospital District,
                                          Memorial Hospital and Medical
                                          Center, 0%, 6/1/07                         2,972,040
NR          BBB             6,500       Midland County Hospital District,
                                          Memorial Hospital and Medical
                                          Center, 0%, 6/1/11                         2,360,020
Ba          NR              5,000       Mississippi Hospital Equipment and
                                          Facilities Authority, Magnolia
                                          Hospital, 7.375%, 10/1/21                  4,962,800
NR          BBB             5,340       Montgomery County, Ohio, Dayton
                                          Osteopathic Hospital, 6%, 12/1/12          4,956,268
Ba1         NR              3,090       Montgomery County, Pennsylvania,
                                          United Hospitals, Inc.,
                                          7.5%, 11/1/13                              3,112,279
Ba1         NR              2,000       Montgomery County, Pennsylvania,
                                          United Hospitals, Inc.,
                                          7.5%, 11/1/14                              2,011,620
Ba1         NR              3,465       Montgomery County, Pennsylvania,
                                          United Hospitals, Inc.,
                                          7.5%, 11/1/15                              3,482,706
Baa         NR              8,405       New Hampshire HEFA, Frisbie
                                          Memorial Hospital, 6.125%, 10/1/13         7,928,857
A           BBB+           10,000       Philadelphia, Pennsylvania, Albert
                                          Einstein Medical Center, 7%, 10/1/21      10,402,900
Baa1        BBB+            9,000       Philadelphia, Pennsylvania,
                                          Graduate Health System Obligated
                                          Group, 6.625%, 7/1/21                      8,829,900
Baa1        A-              9,250       Philadelphia, Pennsylvania, Temple
                                          University Hospital, 6.625%,
                                          11/15/23                                   9,173,318
Baa         NR              6,000       Prince George's County, Maryland,
                                          Greater Southeast Healthcare
                                          System, 6.375% 1/1/23                      5,444,700
Baa1        BBB+           10,000       Randolph County Building
                                          Commission, West Virginia, Davis
                                          Memorial Hospital, 7.65%, 11/1/21         10,495,900
NR          BB+             8,000       Scranton-Lackawanna Health and
                                          Welfare Authority, Pennsylvania,
                                          Moses Taylor Hospital, 8.25%, 7/1/09       8,384,720
Baa         BBB             8,000       South Dakota HEFA, Prairie Lakes
                                          Health Care System Issue,
                                          7.25%, 4/1/22                              8,148,160
NR          NR              5,220       Vermont Educational and Health
                                          Buildings Financing Agency,
                                          Northwestern Medical Center
                                          Project, 9.75%, 9/1/18                     5,682,440
NR          NR              4,950       Winslow, Arizona, IDA, Winslow
                                          Memorial Hospital, 9.5%, 6/1/22            5,444,407
                                                                                --------------
                                                                                $  256,159,202
                                                                                --------------
                                        LIFE CARE - 8.4%
NR          NR           $  8,616       Albuquerque, New Mexico, First
                                          Mortgage IDR, La Vida Llena
                                          Retirement Center 8.625%, 2/1/20      $    9,075,061
NR          NR              7,000       Albuquerque, New Mexico, First
                                          Mortgage IDR, La Vida Llena
                                          Retirement Center 8.85%, 2/1/23            7,451,150
NR          NR              5,744       Albuquerque, New Mexico, First
                                          Mortgage IDR, La Vida Llena
                                          Retirement Center 2.25%, 2/1/23            1,872,659
NR          NR             10,000       Atlantic Beach, Florida, Fixed
                                          Rate Improvement, Fleet Landing
                                          Project, 8%, 10/1/24                      10,455,200
NR          NR              3,060       Chester County, Pennsylvania,
                                          Kimberton Project, (AMT),
                                          8.5%, 9/1/25                               3,066,946
NR          NR              5,185       Collier County, IDA, Florida,
                                          Retirement Rental, Beverly
                                          Enterprises, Florida, Inc.,
                                          10.75%, 3/1/03                             6,088,590
NR          NR             12,555       Dekalb Private Hospital, Georgia
                                          GF/Atlanta, 8.5%, 3/1/25                  12,327,378
NR          NR              4,320       Florence, Kentucky, Housing
                                          Facilities, Bluegrass RHF
                                          Housing, Inc., 9.5%, 7/1/17                4,582,440
NR          NR              6,690       Fulton County Residential Care
                                          Facilities for the Elderly
                                          Authority, Georgia, Lenbrook Square
                                          Foundation, Inc., 9.75%, 1/1/17            7,066,112
Baa1        NR             10,000       Indianapolis, Indiana, National
                                          Benevolent Association-Robin Run
                                          Village, 7.625%, 10/1/22                  10,466,600
NR          NR              4,500       Kansas City, Missouri, IDA,
                                          Kingswood United Methodist
                                          Manor, 9%, 11/15/13                        4,843,755
NR          NR              2,100       Loudon County, Virginia, IDA,
                                          Residential Care, Falcons Landing,
                                          9.25%, 7/1/04                              2,252,964
NR          NR             20,400       Loudon County, Virginia, IDA,
                                          Residential Care, Falcons Landing,
                                          8.75%, 11/1/24                            20,793,312
NR          NR             18,545       Lousiana HFA - HCC Assisted Living
                                          Group 1, 9%, 3/1/25                       18,912,747
NR          NR              1,950       New Hampshire Higher Educational &
                                          Health Facilities, Riverwoods at
                                          Exeter, 8%, 3/1/01                         2,000,427
NR          NR             10,000       New Hampshire Higher Educational &
                                          Health Facilities, Riverwoods at
                                          Exeter, 9%, 3/1/23                        10,696,100
NR          NR              3,500       New Jersey EDA, Cadbury
                                          Corporation-1991 Project,
                                          7.5%, 7/1/21                               3,432,975
NR          NR             20,000       New Jersey EDA, Keswick Pines
                                          Project, 8.75%, 1/1/24                    20,137,200
NR          NR             10,000       New Jersey EDA, Forsgate Project,
                                          8.625%, 6/1/25                             9,763,200
NR          NR             13,955       St. Tammany Public Finance,
                                          Christwood Project, 9%, 11/15/25          13,739,116
NR          NR              7,500       Vermont IDA, Wake Robin
                                          Corporation, 8.75%, 4/1/23                 7,842,825
NR          NR              4,500       Vermont IDA, Wake Robin
                                          Corporation, 8.75%, 3/1/23                 4,840,605
                                                                                --------------
                                                                                $  191,707,362
                                                                                --------------
                                        NURSING HOMES - 6.7%
NR          NR           $ 13,680       Bell County, Texas, Riverside
                                          Healthcare, Inc.-Normandy Terrace,
                                          9%, 4/1/23                            $   14,700,391
NR          NR              5,500       Dauphin County IDA, Pennsylvania,
                                          Susquehanna Center Nursing
                                          Facility, 10%, 6/1/21<F4>                  3,575,000
NR          NR              5,000       Delaware County, Pennsylvania,
                                          Mainline-Haverford Nursing and
                                          Rehabilitation Centers, 9%, 8/1/22         5,442,150
NR          NR                930       Jefferson County IDA, Missouri,
                                          Cedar Hills Retirement Village,
                                          12%, 12/1/15                                 968,716
NR          NR              3,750       Lackawanna County, Pennsylvania
                                          IDA, Edella Street Associates,
                                          8.875%, 9/1/14                             4,084,012
NR          NR              3,445       Luzerne County, Pennsylvania, IDA,
                                          River Street Associates,
                                          8.75%, 6/15/07                             3,708,301
NR          NR              6,455       Massachusetts HEFA, Fairview
                                          Extended Care Services, Inc.,
                                          10.125%, 1/1/11                            7,041,437
NR          NR             11,790       Mississippi Finance Corp, Magnolia
                                          Healthcare, 7.99%, 7/1/25                 11,139,546
NR          NR              6,750       Missouri HEFA, Bethesda Health
                                          Group of St. Louis, Inc.,
                                          6.625%, 8/15/05                            6,761,340
NR          NR             14,000       Missouri HEFA, Bethesda Health
                                          Group of St. Louis, Inc.,
                                          7.5%, 8/15/12                             14,417,200
NR          NR             12,500       Montgomery County, Pennsylvania,
                                          IDA, Advancement of Geriatric
                                          Health Care Institute, 8.375%, 7/1/23     12,967,875
NR          NR              5,000       New Jersey EDA, Claremont Health
                                          System, Inc., 9.1%, 9/1/22                 5,280,600
NR          NR              5,915       New Jersey EDA, Victoria Health
                                          Corporation, 7.75%, 1/1/24                 5,927,067
NR          NR              3,305       Okaloosa County, Florida, Beverly
                                          Enterprises-Florida, Inc.,
                                          10.75%, 10/1/03                            3,612,927
NR          NR              3,500       Philadelphia, Pennsylvania, The
                                          Philadelphia Protestant Home Project,
                                          8.625%, 7/1/21                             3,559,255
Baa1        BBB             4,630       Racine County, Wisconsin, Health
                                          Center, 8.125%, 8/1/21                     4,836,915
NR          NR              5,000       Rhode Island Health and Education
                                          Building, Steere House, 8.25%, 7/1/15      5,276,050
NR          NR             12,430       St. Paul, Minnesota, Housing and
                                          Redevelopment, Care Institute,
                                          Inc. - Highland, 8.75%, 11/1/24           12,528,570
NR          NR              5,000       Sussex County, Delaware, Delaware
                                          Health Corporation, 7.6%, 1/1/24           5,002,600
NR          NR              5,000       Sussex County, Delaware, Delaware
                                          Health Corporation, 7.5%, 1/1/14           5,088,500
NR          NR              4,500       Tarrant County Health Facilities,
                                          Texas, 3927 Foundation, Inc.,
                                          10.25%, 9/1/19                             4,747,950
NR          NR              1,805       Upshur County, West Virginia
                                          County Commission, Holbrook
                                          Nursing Home, Inc., 10.25%, 4/1/12         1,878,120
NR          NR              6,000       Westmoreland County, Pennsylvania,
                                          IDA, Highland Health System,
                                          Inc., 9.25%, 6/1/22                        6,291,180
NR          NR              3,605       Wood County, West Virginia, West
                                          Virginia Rehabilitation
                                          Services, Inc., (AMT), 9.5%, 12/1/15       3,857,206
                                                                                --------------
                                                                                $  152,692,908
                                                                                --------------


                                        SINGLE & MULTI-FAMILY HOUSING - 3.1%
Aa          AA-             9,850       California Housing Finance Agency,
                                          (AMT), "RIBS", Variable Rate,
                                          8/1/23<F1>                            $    9,997,750
NR          NR              7,000       Chester County, Pennsylvania, IDB,
                                          Senior Life Choice of Paoli, L.P.,
                                          8.05%, 1/1/24                              7,094,570
NR          NR              9,500       Lake Creek Affordable Housing
                                          Corporation, Multifamily Housing,
                                          8%, 12/1/23                                9,624,165
NR          NR              8,000       Los Angeles County Housing
                                          Authority, California,
                                          Multifamily Housing, Corporate
                                          Fund for Housing Projects,
                                          10.5%, 12/1/29                             8,246,800
NR          BBB+            2,000       Massachusetts Housing Finance
                                          Authority, Multifamily, Harbor Point
                                          Revenue, (AMT), 8%, 12/1/15                2,075,680
NR          NR              3,345       Minneapolis Community Development,
                                          Multifamily, Lindsay Brothers,
                                          9.5%, 12/1/07                              3,466,892
NR          NR              2,185       Minneapolis Community Development,
                                          Multifamily, Lindsay Brothers,
                                          1.5%, 12/1/07                                823,985
NR          NR              4,770       North Little Rock Residential
                                          Housing Facilities, Arkansas,
                                          Parkstone Place, 9.75%, 8/1/21             4,994,238
NR          NR              4,000       North Miami, Florida, Health Care
                                          Facilities, The Imperial Club,
                                          8%, 1/1/13                                 3,651,160
NR          NR              8,925       North Miami, Florida, Health Care
                                          Facilities, The Imperial Club,
                                          9.25%, 1/1/13                              9,533,863
NR          NR              5,000       Village of North Syracuse Housing
                                          Authority, AJM Senior Housing,
                                          Inc., Janus Park, 8%, 6/1/24               4,878,600
NR          NR              5,800       Ridgeland, Mississippi, Urban
                                          Renewal, The Orchard Limited Project,
                                          7.75%, 12/1/15                             5,740,782
                                                                                --------------
                                                                                $   70,128,485
                                                                                --------------
                                        HOTELS - 0.6%
NR          NR           $  3,885       Chandler, Arizona, IDA, SMP II
                                          Limited Partner, Resort/Convention
                                          Center, 7.5%, 12/1/15                 $    3,864,409
NR          NR              1,929       Illinois Development Finance
                                          Authority, Comfort Inn-O'Hare,
                                          10%, 5/1/16                                2,107,681
NR          NR              1,068       Illinois Development Finance
                                          Authority, Comfort Inn-O'Hare,
                                          2.5%, 5/1/16                                 373,194
NR          NR              1,025       Kirksville, Missouri, IDA, Holiday
                                          Inn, 10.5%, 7/1/03<F4>                       563,750
NR          NR              3,615       Kirksville, Missouri, IDA, Holiday
                                          Inn, 11%, 7/1/16<F4>                       1,988,250
NR          NR              4,205       Niagara County, New York, IDA,
                                          Wintergarden Inn Associate,
                                          9.75%, 6/1/11<F4>                          2,312,750
NR          NR              1,795       Orange Beach, Alabama, Romar
                                          Hotels, Inc., 10.5%, 4/1/16                1,901,156
                                                                                --------------
                                                                                $   13,111,190
                                                                                --------------
                                        GENERAL OBLIGATIONS - 0.5%
A1          A            $ 14,500       California, 4.75%, 9/1/23               $   11,848,095
                                                                                --------------

                                        LEASE/COP - 1.0%
A           A            $ 16,500       Indiana Transportation Finance,
                                          Airport Facilities, 6.25%, 11/1/16    $   16,422,450
NR          A-              3,500       Plymouth County, Massachusetts,
                                          COP, Plymouth County Correctional
                                          Facility, 7%, 4/1/22                       3,753,015
NR          NR              2,500       St. Louis, Missouri, Convention
                                          and Sports Facility, 7.9%, 8/15/21         2,741,875
                                                                                --------------
                                                                                $   22,917,340
                                                                                --------------
                                        TRANSPORTATION - 14.4%
Baa2       BB+           $ 28,000       Chicago, Illinois, O'Hare
                                          International, American Airlines,
                                          (AMT), 7.875%, 11/1/25                $   30,009,560
Baa2       BB+             20,275       Chicago, Illinois, O'Hare International,
                                          American Airlines, 8.2%, 12/1/24          23,277,322
Baa2       BB+             41,000       Dallas-Fort Worth, Texas,
                                          International Airport Facility,
                                          American Airlines, (AMT),
                                          7.25%, 11/1/30                            42,995,880
Baa        BB               8,000       Denver, Colorado, Airport System
                                          Revenue, (AMT), 7%, 11/15/25               8,086,160
Baa        BB               7,800       Denver, Colorado, Airport System
                                          Revenue, (AMT), 8%, 11/15/17               8,391,708
Baa        BB               5,725       Denver, Colorado, Airport System
                                          Revenue, (AMT), 7.5%, 11/15/23             6,111,724
Baa3       BB              95,500       Denver, Colorado, United Airlines,
                                          (AMT), 6.875%, 10/1/32                    96,293,605
A          A-               5,000       Hawaii Airports, (AMT), 7%, 7/1/18           5,255,200
NR         NR               2,200       Los Angeles International Airport,
                                          Continental Airlines, (AMT),
                                          9%, 8/1/08                                 2,420,154
NR         NR               4,425       Los Angeles International Airport,
                                          Continental Airlines, (AMT),
                                          9%, 8/1/17                                 4,740,237
NR         BBB                900       New York State Thruway Authority,
                                          Cross-Westchester Expressway,
                                          0%, 1/1/02                                   633,987
NR         BBB              4,000       New York State Thruway Authority,
                                          Cross-Westchester Expressway,
                                          0%, 1/1/03                                 2,702,240
NR         BBB              2,940       New York State Thruway Authority,
                                          Cross-Westchester Expressway,
                                          0%, 1/1/04                                 1,838,235
NR         BBB              2,905       New York State Thruway Authority,
                                          Cross-Westchester Expressway,
                                          0%, 1/1/06                                 1,596,965
A1         AA-             15,000       Port Authority of New York and New
                                          Jersey, (AMT), Variable Rate,
                                          1/15/27<F1>                               15,537,300
B2         NR              11,000       Port Authority of New York and New
                                          Jersey, La Guardia Airport,
                                          Continental and Eastern
                                          Airlines, (AMT), 9.125%, 12/1/15          12,412,620
A1         AA-              5,000       Port of Seattle, Washington,
                                          (AMT), 6%, 12/1/14                         5,001,650
NR         NR              35,100       San Joaquin Hills, California,
                                          Toll Roads, 0%, 1/1/17                     8,098,272
NR         NR              25,000       San Joaquin Hills, California,
                                          Toll Roads, 0%, 1/1/18                     5,383,250
NR         NR              46,210       San Joaquin Hills, California,
                                          Toll Roads, 0%, 1/1/20                     8,668,072
NR         NR              72,685       San Joaquin Hills, California,
                                          Toll Roads, 0%, 1/1/21                    12,724,963
NR         NR              29,225       San Joaquin Hills, California,
                                          Toll Roads, 0%, 1/1/22                     4,775,365
NR         NR              45,045       San Joaquin Hills, California,
                                          Toll Roads, 0%, 1/1/23                     6,869,363
NR         NR             108,260       San Joaquin Hills, California,
                                          Toll Roads, 0%, 1/1/24                    15,409,728
                                                                                --------------
                                                                                $  329,233,560
                                                                                --------------
                                        WATER & SEWER - 0.6%
A          A-            $ 10,000       New York City Municipal Water
                                          Finance Authority, 6.25%, 6/15/21     $   10,065,500
Baa        BBB              4,000       Philadelphia, Pennsylvania,
                                          Municipal Water Finance
                                          Authority, 7%, 8/1/18                      4,473,320
                                                                                --------------
                                                                                $   14,538,820
                                                                                --------------
                                        SOLID WASTE - 2.7%
Baa2       BBB+          $  6,050       Carbon County, Utah, Laidlaw,
                                          (AMT), 7.5%, 2/1/10                   $    6,466,603
NR         A-               2,625       Eastern Connecticut, Resource
                                          Recovery, Wheelabrator, 5.5%, 1/1/14       2,382,923
NR         A-              11,495       Eastern Connecticut, Resource
                                          Recovery, Wheelabrator, 5.5%, 1/1/20      10,306,187
Ba         NR               2,000       Mercer County, New Jersey, Improvement
                                          Authority, (AMT), 0%, 4/1/14                 533,040
Ba         NR               5,000       Mercer County, New Jersey, Improvement
                                          Authority, (AMT), 0%, 4/1/15               1,240,650
Ba         NR              10,000       Mercer County, New Jersey, Improvement
                                          Authority, (AMT), 0%, 4/1/16               2,310,100
NR         NR              35,000       Village of Robbins, Cook County,
                                          Illinois, Robbins Resource
                                          Recovery   Partners, L.P.,
                                          9.25%, 10/15/16                           38,525,200
                                                                                --------------
                                                                                $   61,764,703
                                                                                --------------
                                        COGENERATION FACILITIES - 3.3%
NR         NR            $ 14,000       Maryland Energy, AES Warrior Run
                                          Project, (AMT), 7.4%, 9/1/19          $   14,411,740
NR         BB+             22,150       New Jersey EDA, Vineland
                                          Cogeneration Limited Partnership
                                          Project, (AMT), 7.875%, 6/1/19            23,738,155
NR         NR               2,300       Palm Beach County, Florida, Solid
                                          Waste IDR, Osceola Power Limited
                                          Partnership Project, (AMT),
                                          6.95%, 1/1/22                              2,294,135
NR         NR               7,000       Pennsylvania EDA, Northampton
                                          Generating Project, Junior
                                          Liens, (AMT), 6.875%, 1/1/11               6,777,750
NR         NR              13,450       Pennsylvania EDA, Northampton
                                          Generating Project, (AMT),
                                          6.6%, 1/1/19                              12,760,822
NR         NR               5,100       Pennsylvania EDA, Northampton
                                          Generating Project, (AMT),
                                          6.5%, 1/1/13                               4,955,364
NR         NR              10,000       Pennsylvania EDA, Colver Project,
                                          (AMT), 8.05%, 12/1/15                     10,371,200
                                                                                --------------
                                                                                $   75,309,166
                                                                                --------------
                                        INDUSTRIALS - 10.4%
Baa2       NR            $  3,000       Camden, Alabama, IDB, MacMillan
                                          Bloedel Project, 7.75%, 5/1/09        $    3,191,250
NR         NR               4,325       College Park, Georgia, Airport
                                          Parking Venture, 10%, 5/15/16              3,892,500
Baa1       BBB             24,000       Courtland, Alabama, IDB, Champion
                                          International Corporation,
                                          (AMT), 7%, 6/1/22                         24,943,920
Baa1       BBB             20,245       Courtland, Alabama, IDB, Champion
                                          International Corporation,
                                          (AMT), 6.375%, 3/1/29                     19,792,119
NR         NR               8,040       East Chicago, Indiana, PCR, Inland
                                          Steel Company Project #9, (AMT),
                                          10%, 11/1/11                               8,679,743
Baa1       BBB             19,000       Gulf Coast Waste Disposal, Texas,
                                          Champion International
                                          Corporation, (AMT), 6.875%, 12/1/28       19,621,680
NR         NR               6,000       Gwinnett County, Georgia, IDR,
                                          Plastics/Packaging, Inc., (AMT),
                                          9%, 5/1/13                                 6,000,000
Baa1       BBB-            10,000       Maine Finance Authority, Great
                                          Northern Paper, Inc., Project-
                                          Bowater Incorporated, (AMT),
                                          7.75%, 10/1/22                            10,687,400
NR         BB+              5,000       Maine Solid Waste Disposal, Boise
                                          Cascade Corporation, (AMT),
                                          7.9%, 6/1/15                               5,295,600
NR         NR               1,765       Massachusetts Industrial Finance
                                          Agency, IDR, Boston Beer
                                          Company, (AMT), 11.5%, 7/15/07             2,015,348
Baa1       BBB-             5,000       McMinn County, Tennessee, IDB,
                                          Calhoun Newsprint Company
                                          Project-Bowater Incorporated,
                                          (AMT), 7.4%, 12/1/22                       5,302,750
NR         NR              10,000       Michigan Strategic, S.D. Warren
                                          Co., Series 87A, (AMT),
                                          7.375%, 1/15/22                           10,235,500
NR         NR              15,000       Michigan Strategic, S.D. Warren
                                          Co., Series 87B, (AMT),
                                          7.375%, 1/15/22                           15,353,250
NR         NR               2,500       Michigan Strategic, S.D. Warren
                                          Co., Series 87C, (AMT),
                                          7.375%, 1/15/22                            2,559,425
NR         NR               4,370       Middleboro, Massachusetts, IDR,
                                          Read Corporation, 9.5%, 10/1/10            3,714,500
Baa2       BBB-             7,500       Pennsylvania, EDA, MacMillan
                                          Bloedel Project, (AMT),
                                          7.6%, 12/1/20                              8,177,925
Baa1       BBB+            10,000       Pennsylvania, EDA,  Sun Company,
                                          Inc. (R&M), (AMT), 7.6%, 12/1/24          10,911,100
Baa3       BBB-            12,000       Port of Corpus Christi, Texas,
                                          Valero Refining & Marketing
                                          Company, 10.25%, 6/1/17                   13,492,920
NR         NR               2,695       Savannah, Georgia, IDR, Intercat-
                                          Savannah, Inc., (AMT), 9.75%, 7/1/10       2,896,936
NR         NR               4,000       Savannah, Georgia, IDR, Intercat-
                                          Savannah, Inc., (AMT), 9%, 1/1/15          4,278,600
A1         AA-             61,120       Valdez, Alaska, Marine Terminal,
                                          BP Pipelines, Inc., 5.5%, 10/1/28<F3>     55,694,378
                                                                                --------------
                                                                                $  236,736,844
                                                                                --------------
                                        INSURED UTILITY REVENUE BONDS - 5.2%
Aaa         AAA          $ 20,000      Intermountain Power Agency, Utah,
                                         (MBIA) 6%, 7/1/16<F2>                  $   19,224,000
Aaa         AAA            10,000      Puerto Rico Telephone Authority,
                                         (MBIA), Variable Rate, 1/25/07<F1>          9,962,500
Aaa         AAA            16,500      Sacramento, California, Municipal
                                         Utility District, (MBIA),
                                         Variable Rate, 11/15/15<F1>                14,870,625
Aaa         AAA            21,000      Sacramento, California, Municipal
                                         Utility District, (MBIA),
                                         4.75%, 9/1/21<F3>                          17,617,320
Aaa         AAA            49,245      South Carolina Public Services,
                                         Forwards, Series 96A, (MBIA),
                                        5.75%, 1/1/22<F2>                          46,506,486
Aaa         AAA            15,350      South Carolina Public Services,
                                          "RIBS" (FGIC), Variable Rate,
                                          1/1/25<F1>                                10,572,312
                                                                                --------------
                                                                                $  118,753,243
                                                                                --------------
                                        INSURED TRANSPORTATION - 1.8%
Aaa         AAA          $ 14,400       Metropolitan Washington Airports
                                          Authority, (MBIA), Variable
                                          Rate, 4/1/21<F1>                      $   12,510,000
Aaa         AAA            18,200       Mobile, Alabama, Airport
                                          Authority, (MBIA),
                                          6.375%, 10/1/14<F3>                       19,056,128
Aaa         AAA            10,000       Triborough Bridge and Tunnel
                                          Authority, "Rites", (MBIA),
                                          Variable Rate, 1/1/19<F1>                 10,110,100
                                                                                --------------
                                                                                $   41,676,228
                                                                                --------------
                                        INSURED HOSPITAL - 0.8%
Aaa         AAA          $ 10,000       Louisville, Kentucky, Alliant
                                          Health System, Inc., (MBIA),
                                          Variable Rate, 10/1/14<F1>            $   11,000,000
Aaa         AAA             7,000       Montgomery County, Pennsylvania,
                                          Abington Memorial Hospital,
                                          (AMBAC), Variable Rate, 6/1/11<F1>         7,931,980
                                                                                --------------
                                                                                $   18,931,980
                                                                                --------------
                                        INSURED SPECIAL TAX REVENUE - 5.6%
Aaa         AAA          $ 20,000       Los Angeles County (California),
                                          Metropolitan Transportation,
                                          (AMBAC), 4.75%, 7/1/18                $   16,960,600
Aaa         AAA            92,995       Metropolitan Pier and Exposition
                                          Authority, Illinois, McCormick
                                          Place Expansion Project, (MBIA),
                                          0%, 6/15/28                               12,225,123
Aaa         AAA            92,995       Metropolitan Pier and Exposition
                                          Authority, Illinois, McCormick
                                          Place Expansion Project, (FGIC),
                                          0%, 6/15/29                               11,489,532
Aaa         AAA             9,800       Metropolitan Pier and Exposition
                                          Authority, Illinois, McCormick
                                          Place Expansion Project, (MBIA),
                                          "RIBS" Variable Rate, 6/15/27<F1>          9,114,000
Aaa         AAA             3,415       New Orleans Regional Transit
                                          Authority, Louisiana, Sales Tax,
                                          (FGIC), 0%, 12/1/12                        1,227,078
Aaa         AAA            10,935       New Orleans Regional Transit
                                          Authority, Louisiana, Sales Tax,
                                          (FGIC), 0%, 12/1/15                        3,190,833
Aaa         AAA            10,000       New Orleans Regional Transit
                                          Authority, Louisiana, Sales Tax,
                                          (FGIC), 0%, 12/1/21                        1,982,200
Aaa         AAA            21,655       Rancho Mirage, California, Water
                                          District Financing, (AMBAC),
                                          4.75%, 8/15/21                            18,168,978
Aaa         AAA            13,350       Rancho Mirage, California,
                                          Whitewater Redevelopment
                                          Project, (MBIA), 5%, 4/1/24               11,635,459
Aaa         AAA            40,000       South Orange, California, Public
                                          Financing, Foothill Area, (FGIC),
                                          5.5%, 8/15/15<F3>                         36,909,200
Aaa         AAA             7,000       Utah Municipal Finance
                                          Corporation, Local Government
                                          Revenue, (FSA), 0%, 3/1/10                 2,975,700
Aaa         AAA             6,000       Utah Municipal Finance
                                          Corporation, Local Government
                                          Revenue, (FSA), 0%, 3/1/11                 2,385,840
                                                                                --------------
                                                                                $  128,264,543
                                                                                --------------
                                       INSURED INDUSTRIALS - 0.4%
Aaa         AAA          $ 11,950       Chicago, Illinois, The Peoples Gas
                                          Light and Coke Company, (AMBAC),
                                          "RIBS" (AMT), Variable Rate,
                                          12/1/23<F1>                           $   10,217,250
                                                                                --------------

                                        INSURED HOUSING - 0.4%
Aaa         AAA          $  7,525       SCA Multifamily Mortgage, IDB,
                                          Hamilton County, Tennessee,
                                          (FSA) (AMT), 7.35%, 1/1/30            $    8,057,845
                                                                                --------------

                                        INSURED GENERAL OBLIGATION STATE &
                                        SCHOOL DISTRICT - 0.9%
Aaa         AAA          $ 10,000       California General Obligation,
                                          (FSA), 4.75%, 9/1/18                  $    8,475,500
Aaa         AAA            15,000       California General Obligation,
                                          (FGIC), 4.75%, 9/1/23                     12,509,250
                                                                                --------------
                                                                                $   20,984,750
                                                                                --------------
                                        INSURED WATER & SEWER - 0.9%
Aaa         AAA          $ 10,300       Harrisburg, Pennsylvania, Water
                                          Revenue Bonds, (FGIC)
                                          Variable, 8/11/16<F1>                 $   9,447,572
Aaa         AAA            10,000       New York City Municipal Water
                                          Finance Authority, (FSA),
                                          Variable Rate, 6/15/21<F1>                10,075,000
                                                                                --------------
                                                                                $   19,522,572
                                                                                --------------
                                        REFUNDED & ESCROWED - 9.7%
NR          AAA          $ 65,000       Bakersfield, California,
                                          Bakersfield Assisted Living
                                          Center, 0%, 4/15/21                   $   11,924,250
NR          NR              2,200       Bexar County, Texas, Health
                                          Facilities, St. Luke's Lutheran,
                                          7%, 5/1/21                                 2,501,422
NR          AAA           177,055       Colorado HFA, Retirement Housing,
                                          Liberty Heights Project,
                                          0%, 7/15/24                               24,484,936
NR          AAA            27,870       Colorado HFA, Retirement Housing,
                                          Liberty Heights Project,
                                          0%, 7/15/20                                5,159,016
Aaa         NR             29,600       Colorado HFA, Retirement Housing,
                                          Liberty Heights Project,
                                          0%, 7/15/22                                4,745,176
Ba1         BBB            10,000       Detroit, Michigan, Unlimited Tax,
                                          8.7%, 4/1/10                              11,823,200
Ba1         BBB             3,500       Detroit, Michigan, Unlimited Tax,
                                          Series 1991, 8%, 4/1/11                    4,111,275
NR          NR              7,000       Florida, Mid-Bay Bridge Authority
                                          Revenue Bonds, 6.875%, 10/1/22             7,864,570
NR          NR              1,820       Hyland Hills Park and Recreation
                                          District, Adams County, Colorado,
                                          9.75%, 7/1/01                              1,856,400
NR          NR              2,430       Hyland Hills Park and Recreation
                                          District, Adams County, Colorado,
                                          9.9%, 7/1/04                               2,573,297
NR          NR              1,615       Hyland Hills Park and Recreation
                                          District, Adams County, Colorado,
                                          10%, 7/1/06                                1,711,690
NR          AAA            30,360       Illinois Development Finance
                                          Authority, Regency Park at
                                          Lincolnwood, 0%, 7/15/25                   3,897,313
NR          AAA           186,555       Illinois Development Finance
                                          Authority, Regency Park at
                                          Lincolnwood, 0%, 7/15/23                  27,781,770
NR          AAA             4,000       Jackson County, Oklahoma, Jackson
                                          County Memorial Hospital,
                                          9%, 8/1/15                                 4,420,640
NR          AAA            12,750       Louisiana Public Facilities
                                          Authority, Southern Baptist
                                          Hospitals, Inc., 8%, 5/15/12              15,393,075
Aaa         NR            138,000       Mississippi Housing Finance
                                          Corporation, Single Family
                                          Mortgage, 0%, 6/1/15                      41,157,120
Aaa         NR              6,130       North Salt Lake Municipal Building
                                          Authority, Davis County, Utah,
                                          8.625%, 12/1/17                            7,617,690
NR          NR              8,885       Scottsdale IDA, Arizona,
                                          Westminster Village, Inc.,
                                          10%, 6/1/07                                9,982,831
Aaa         AAA            19,165       Texas Turnpike Authority, Houston
                                          Ship Channel Bridge, 0%, 1/1/20           26,769,672
Aaa         AAA             2,675       Washington Public Power Supply
                                          System, Nuclear Project No. 1,
                                          14.375%, 7/1/01                            3,927,167
NR          BBB-            1,000       West Virginia HFA, Logan General
                                          Hospital, 8.625%, 4/1/01                   1,042,720
NR          BBB-            1,750       West Virginia HFA, Logan General
                                          Hospital, 8.75%, 4/1/13                    1,825,845
                                                                                --------------
                                                                                $  222,571,075
                                                                                --------------
                                        COLLEGES & UNIVERSITIES - 0.4%
NR          BBB-         $  3,300       Massachusetts Health and
                                          Educational Facilities, Nichols
                                          College, 7%, 10/1/20                  $    3,381,048
NR          NR              4,415       New Hampshire Higher Educational
                                          and Health, Franklin Pierce Law
                                          Center, 7.5%, 7/1/22                       4,690,452
                                                                                --------------
                                                                                $    8,071,500
                                                                                --------------
                                        TAX ALLOCATION - 0.2%
Baa         BBB          $  3,870       Inglewood, California Public
                                          Financing Authority, In-Town,
                                          Manchester-Prairie and North
                                          Inglewood Industrial Park
                                          Redevelopment Projects-
                                          Redevelopment Loans 7%, 5/1/22        $    3,959,745
                                                                                --------------

                                        SPECIAL ASSESSMENT - 0.8%
A           BBB          $  8,000       Hoffman Estates, Illinois,
                                          Economic Development Project
                                          Area, 0%, 5/15/05                     $     4,630,720
A           BBB            11,000       Hoffman Estates, Illinois,
                                          Economic Development Project
                                          Area, 0%, 5/15/06                           5,929,330
A           BBB            17,460       Hoffman Estates, Illinois,
                                         Economic Development Project
                                          Area, 0%, 5/15/07                           8,740,651
                                                                                ---------------
                                                                                $    19,300,701
                                                                                ---------------
                                        MISCELLANEOUS - 3.5%
NR          NR           $  6,805       American Samoa Economic
                                          Development, Executive Office
                                          Building, 10.125%, 9/1/08             $     7,677,129
NR          NR             11,500       Harris County, Texas, Space Center
                                          Houston Project, 9.25%, 8/15/15<F5>         3,450,000
NR          A-             16,500       Los Angeles Regional Airports
                                          Improvement Corporation,
                                          LAXFuel, (AMT), 6.5%, 1/1/32               16,204,650
NR          NR              4,710       Mille Lacs Capital Improvements,
                                          Mille Lacs Band of Chippewa
                                          Indians, 9.25%, 11/1/12                     5,198,898
NR          NR             22,500       New Jersey, Sports & Exhibition
                                          Authority, Monmouth Park
                                          Project, 8%, 1/1/25                        24,552,675
NR          NR             10,200       Orange County Community Activity
                                          Center Revenue Bonds, 8%, 3/1/24           10,374,420
NR          NR             19,500       Retama, Texas, Special Facilities
                                          Revenue, Retama Race Track,
                                          8.75%, 12/15/18<F5>                        11,700,000
                                                                                ---------------
                                                                                $    79,157,772
                                                                                ---------------

                                        TOTAL TAX-EXEMPT INVESTMENTS
                                          (identified cost, $2,147,410,455)     $ 2,282,787,373
                                                                                ---------------
                                        TAXABLE INVESTMENT -- 0.0%
NR          NR           $    935       Ridgeland, Mississippi, Urban Renewal,
                                          The Orchard Limited Project,
                                          9%,12/1/00 (identified cost,
                                          $935,000)                             $       932,663
                                                                                ---------------
                                        TOTAL INVESTMENTS
                                          (identified cost, $2,148,345,455)     $ 2,283,720,036
                                                                                ===============

<F1> The above designated securities have been issued as inverse floater bonds.
<F2> When-issued security.
<F3> Security has been segregated to cover when-issued securities.
<F4> Non-income producing security.
<F5> The Portfolio is accruing only partial interest on this security.

At September 30, 1995, the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments is as follows:
California -- 12.1%
The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 16.0% of the securities in the portfolio of investments are backed by bond insurance of various financial guaranty assurance agencies. The aggregate percentage by financial institution ranges from 1.4% to 9.1% of total investments.

Note: The classification of securities by industry sector set forth above is unaudited.
                      See notes to financial statements

                              FINANCIAL STATEMENTS
                      STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
                               September 30, 1995
-------------------------------------------------------------------------------
ASSETS:

  Investments, at value (Note 1A) (identified cost,
    $2,148,345,455)                                            $2,283,720,036
  Cash                                                              3,616,689
  Receivable for investments sold                                  32,684,771
  Interest receivable                                              43,138,659
  Deferred organization expenses (Note 1D)                             46,641
                                                               --------------
      Total assets                                             $2,363,206,796
LIABILITIES:
  Payable for investments purchased              $ 5,033,541
  Payable for when-issued securities (Note 1G)    97,457,676
  Payable to affiliate --
    Trustees' fees                                     7,368
  Accrued expenses                                    61,848
                                                 -----------
      Total liabilities                                          102,560,433
                                                              --------------
NET ASSETS applicable to investors' interest in Portfolio     $2,260,646,363
                                                              ==============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                               $2,125,271,782
  Unrealized appreciation of investments
    (computed on the basis of identified cost)                   135,374,581
                                                              --------------
      Total                                                   $2,260,646,363
                                                              ==============

                     See notes to financial statements

                           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                    For the Year Ended September 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income (Note 1B)                                                                                     $166,061,913
  Expenses --
    Investment adviser fee (Note 2)                                                          $  9,944,026
    Compensation of Trustees not members of the Investment Adviser's organization                  29,082
    Custodian fee (Note 2)                                                                        374,289
    Legal and accounting services                                                                 117,108
    Amortization of organization expenses (Note 1D)                                                19,459
    Miscellaneous                                                                                 609,017
                                                                                              -----------
        Total expenses                                                                       $ 11,092,981
    Deduct reduction of custodian fee (Note 2)                                                    317,043
                                                                                              -----------
          Net expenses                                                                                          $ 10,775,938
                                                                                                                 -----------
          Net investment income                                                                                 $155,285,975
                                                                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss --
    Investment transactions (identified cost basis)                                          $(60,263,375)
    Financial futures contracts                                                               (26,703,060)
                                                                                              -----------
      Net realized loss on investments                                                                          $(86,966,435)
  Change in unrealized appreciation of
    investments (identified cost basis)                                                                          177,320,778
                                                                                                                 -----------
        Net realized and unrealized gain on investments                                                         $ 90,354,343
                                                                                                                 -----------
          Net increase in net assets from operations                                                            $245,640,318
                                                                                                                ============

                     See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                                  YEAR ENDED SEPTEMBER 30,
                                              --------------------------------
                                                   1995             1994
                                              --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                     $  155,285,975   $  144,467,768
    Net realized loss on investment
      transactions                               (86,966,435)      (8,642,077)
    Change in unrealized appreciation
      (depreciation) of investments              177,320,778     (224,012,810)
                                              --------------   --------------
      Net increase (decrease) in net assets
        from operations                       $  245,640,318   $  (88,187,119)
                                              --------------   --------------
  Capital transactions --
    Contributions                             $  443,671,368   $  760,864,297
    Withdrawals                                 (639,601,609)    (545,063,348)
                                              --------------   --------------
      Increase (decrease) in net assets
        resulting from capital transactions   $ (195,930,241)  $  215,800,949
                                              --------------   --------------
        Net increase in net assets            $   49,710,077   $  127,613,830
NET ASSETS:
  At beginning of year                         2,210,936,286    2,083,322,456
                                              --------------   --------------
  At end of year                              $2,260,646,363   $2,210,936,286
                                              ==============   ==============


------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
------------------------------------------------------------------------------

                                                YEAR ENDED SEPTEMBER 30,
                                         --------------------------------------
                                           1995          1994           1993<F2>
                                         --------      ---------      ---------
RATIOS (As a percentage of average
  net assets):
  Expenses                                0.50%          0.50%         0.47%<F1>
  Net investment income                   7.00%          6.55%         6.58%<F1>
PORTFOLIO TURNOVER                          54%            40%           13%
NET ASSETS, at end of
  period (000 omitted)               $2,260,646     $2,210,936     $2,083,322

<F1> Computed on an annualized basis.
<F2> For the period from the start of business, February 1, 1993 to
     September 30, 1993.

                      See notes to financial statements

                     -----------------------------
                     NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. INCOME TAXES -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin accruing interest on settlement date.

H. OTHER -- Investment transactions are accounted for on a trade date basis.

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(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income, (i.e., income other than gains from the sale of securities). For the year ended September 30, 1995, the fee was equivalent to 0.45% of the Portfolio's average net assets for such period and amounted to $9,944,026. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. For the year ended September 30, 1995, credits used to reduce the custodian fee amounted to $317,043. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

  Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 1995, no significant amounts have been deferred.

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(3) INVESTMENTS
Purchases and sales of investments, other than U.S. Government securities and short term obligations, aggregated $1,192,305,188 and $1,201,905,002, respectively.

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(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/depreciation in value of the investments owned at September 30, 1995, as computed on a federal income tax basis, were as follows:

Aggregate cost                                                 $2,148,345,455
                                                               ==============
Gross unrealized appreciation                                  $  165,148,448
Gross unrealized depreciation                                      29,773,867
                                                               --------------
    Net unrealized appreciation                                $  135,374,581
                                                               ==============

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(5) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. For the year ended September 30, 1995, the Portfolio did not have any significant borrowings.

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(6) FINANCIAL INSTRUMENTS
The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.
  The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
  The Portfolio did not have any open obligations under these financial instruments at September 30, 1995.

                         INDEPENDENT AUDITORS' REPORT
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TO THE TRUSTEES AND INVESTORS OF
NATIONAL MUNICIPALS PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Municipals Portfolio as of September 30, 1995, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1995 and 1994 and the supplementary data for the years ended September 30, 1995 and 1994, and for the period from the start of business, February 1, 1993, to September 30, 1993. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of National Municipals Portfolio at September 30, 1995, the results of its operations, the changes in its net assets, and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                              DELOITTE & TOUCHE LLP
BOSTON, MASSACHUSETTS
OCTOBER 27, 1995

            INVESTMENT MANAGEMENT FOR NATIONAL MUNICIPALS PORTFOLIO

OFFICERS                                  INDEPENDENT TRUSTEES

M. DOZIER GARDNER                         DONALD R. DWIGHT
President, Trustee                        President, Dwight Partners, Inc.
                                          Chairman, Newspapers of
JAMES B. HAWKES                           New England, Inc.
Vice President, Trustee
                                          SAMUEL L. HAYES, III
HOOKER TALCOTT, JR.                       Jacob H. Schiff Professor of
Vice President and                        Investment Banking, Harvard
Portfolio Manager                         University Graduate School of
                                          Business Administration
JAMES L. O'CONNOR
Treasurer                                 NORTON H. REAMER
                                          President and Director,
THOMAS OTIS                               United Asset Management
Secretary                                 Corporation

                                          JOHN L. THORNDIKE
                                          Vice President and Director,
                                          Fiduciary Company Incorporated

                                          JACK L. TREYNOR
                                          Investment Adviser and Consultant